UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-32



                           Fundamental Investors, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003





                                 Patrick F. Quan
                                    Secretary
                           Fundamental Investors, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo] American Funds(R)

The right choice for the long term(R)

FUNDAMENTAL INVESTORS

[abstract painting that shows a giant-sized man holding up the roof of a building]

Semi-annual report for the six months ended June 30, 2003

Fundamental Investors(SM) seeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2003:


CLASS A SHARES                                1 YEAR     5 YEARS     10 YEARS

Reflecting 5.75% maximum sales charge         -8.98%     +0.71%       +10.12%


The fund's 30-day yield for Class A shares as of July 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 1.85%. The fund's distribution rate for Class A shares as of that date was 1.90%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES INVOLVES ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, POLITICAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND PERIODS OF ILLIQUIDITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

FELLOW SHAREHOLDERS:

[abstract painting that shows a giant-sized man holding up the roof of a building]

The stock market experienced an upswing in the first half of 2003, helped by low interest rates and stimulative fiscal policies. In this environment, Fundamental Investors posted a 9.4% gain, with dividends reinvested, for the six months ended June 30, 2003.

By comparison, the Lipper Large-Cap Core Index, which tracks funds that allow a wide latitude of companies in their portfolios, returned 10.2% for the period. The Lipper Large-Cap Value Index, which measures funds that invest in companies that are undervalued within their industries, gained 10.7%. The unmanaged Standard & Poor's 500 Composite Index, which tracks relatively large companies listed on U.S. exchanges, increased by 11.8%.

Despite an environment where interest rates dropped to their lowest level in decades, we are pleased to report that the fund continued to pay two 10-cent quarterly dividends in February and May. The fund's 12-month distribution rate at net asset value was 2.05%, which surpasses the rates for all three of its benchmarks: 0.66% for the Lipper Large-Cap Core Index, 0.92% for the Lipper Large-Cap Value Index, and 1.66% for the S&P 500.

[Begin Sidebar]

RESULTS AT A GLANCE

Returns for periods ended June 30, 2003, with all distributions reinvested.


                                   6 months     1 year      5 years (1)     10 years (1)     Lifetime (1), (2)

Fundamental Investors                9.44%      -3.42%       1.92%           10.78%            13.62%
Lipper Large-Cap Core Index         10.15       -1.00       -2.10             8.51                --3
Lipper Large-Cap Value Index        10.75       -2.13       -0.75             9.15             12.72
Standard & Poor's
   500 Composite Index              11.75        0.25       -1.61            10.04             13.13


(1) Average annual total return.
(2) Since Capital Research and Management Company began managing the fund on August 1, 1978.
(3) Index began on December 29, 1978.
The market indexes are unmanaged.

[End Sidebar]

THE SIX MONTHS IN REVIEW

Fundamental Investors' portfolio was helped by a favorable stock and bond market environment. Some of the strongest stocks during the period were among those that were hardest hit during the bear market of the past three years. These include J.P. Morgan Chase, the global financial services firm, up 42.4%; AOL Time Warner, the media giant, up 22.8%; and Texas Instruments, a global semiconductor maker, up 17.3%. All are among our 20 largest holdings.

Pharmaceutical companies, which constitute about 8% of the fund's overall portfolio, also experienced a rebound. AstraZeneca (+14.5%) and Eli Lilly (+8.6%), both among our top five holdings, saw some recovery in their stock prices during this period as each made progress in getting new products to market. AstraZeneca's new cancer drug, IRESSA,(R) and its new cholesterol-lowering drug, Crestor,(R) were approved by the Food and Drug Administration, while an application for the approval of Exanta,TM a drug formulated to prevent blood clots, is expected to be submitted to the FDA by the end of 2003.

Eli Lilly, our largest holding, has had FDA approval for several new products delayed until it completes upgrades of the manufacturing control systems at two of its plants. That has hindered several promising new medications, including an injectable version of Zyprexa,(R) the top-selling oral drug for the treatment of schizophrenia, and Cymbalta,TM a new anti-depressant to replace Prozac, which is now off patent. Despite these issues, we believe long-term growth prospects for the company are favorable.

The fund has held some cyclical stocks, including Caterpillar (+21.7%), a manufacturer of construction and mining machinery, and Alcoa (+11.9%), an aluminum producer, in anticipation of an economic recovery. The U.S. dollar has declined 8.7% on a trade-weighted basis over the past year (1), helping U.S.
cyclical companies to gain market share on a global basis. With signs of a continuing global economic recovery, we hope this part of the portfolio will continue to do well.

(1) As measured by the J.P. Morgan Trade-Weighted Real Broad Effective U.S. Dollar Index.

The weakness in the U.S. dollar also benefited many of the fund's non-U.S. holdings, which currently make up 18.5% of the portfolio.

A CUT IN TAXES

Perhaps one of the biggest boosts to the stock market during the period was the passage of President Bush's tax bill, which included substantial cuts in taxes on both dividends and capital gains. Dividends had previously been taxed as ordinary income at federal tax rates as high as 38.6%, while capital gains on investments held longer than one year were taxed up to 20%; in each case, maximum rates were reduced to 15%. Non-qualified dividends will still be taxed at ordinary income tax rates.

Over the long term, we believe that these tax law changes will help to encourage buy-and-hold investing and provide an incentive for company managements to pay more dividends. This change in focus is very significant to a fund like Fundamental Investors, whose objective is to provide capital appreciation as well as income.

LOOKING AHEAD

We believe the fund's portfolio is well-positioned to take advantage of a global economic recovery. Our long-term focus has helped the fund to hold its value relatively well during periods of declining stock prices and to produce competitive returns during periods of economic prosperity. Over the past 10-year period, Fundamental Investors has produced an average annual return of 10.8%, surpassing the 8.5% gain of the Lipper Large-Cap Core Index, the 9.2% return of the Lipper Large-Cap Value Index, and the 10.0% advance of the S&P 500.

A NEW PRESIDENT

Finally, we are pleased to announce that Dina N. Perry, who has served as a portfolio counselor for Fundamental Investors for the past decade, has been named president of the fund. She succeeds James E. Drasdo, who remains on the board of directors as vice chairman and will continue to serve as a portfolio counselor for the fund. We thank Jim for his nine years as president.

As always, we appreciate your continued support.

Sincerely,


/s/ James F. Rothenberg             /s/ Dina N. Perry
James F. Rothenberg                 Dina N. Perry
Chairman                            President

August 14, 2003


INVESTMENT PORTFOLIO  June 30, 2003                                   unaudited


LARGEST EQUITY HOLDINGS
                                                Percent of
                                                Net Assets

Eli Lilly                                         2.39 %
Dow Chemical                                      2.27
AOL Time Warner                                   2.18
FleetBoston Financial                             2.17
AstraZeneca                                       2.14
Altria Group                                      2.02
General Electric                                  1.98
Suncor Energy                                     1.90
Norsk Hydro                                       1.81
Raytheon                                          1.80


LARGEST INDUSTRY HOLDINGS
                                                Percent of
                                                Net Assets

Oil & Gas                                         9.03 %
Pharmaceuticals                                   7.98
Media                                             6.33
Aerospace & Defense                               5.14
Insurance                                         4.61


                                                                                    Market
EQUITY SECURITIES                                            Shares or principal    value
  (common and preferred stocks and convertible debentures)          amount          (000)

OIL & GAS  -  9.03%
Suncor Energy Inc. (Canada)                                        17,838,485    $  333,920
Norsk Hydro AS (ADR) (Norway)                                       3,559,000       174,925
Norsk Hydro AS                                                      2,934,600       144,014
LUKoil Holding (ADR) (Russia)                                       2,250,000       177,975
Murphy Oil Corp.                                                    2,639,200       138,822
Shell Canada Ltd. (Canada)                                          3,273,200       127,258
Exxon Mobil Corp.                                                   3,500,000       125,685
Unocal Corp.                                                        3,000,000        86,070
Unocal Capital Trust 6.25%                                            450,000        21,600
   convertible preferred 2026
ConocoPhillips                                                      1,700,000        93,160
ChevronTexaco Corp.                                                 1,000,000        72,200
Burlington Resources Inc.                                           1,000,000        54,070
Imperial Oil Ltd. (Canada)                                          1,180,018        41,206


PHARMACEUTICALS  -  7.98%
Eli Lilly and Co.                                                   6,115,000       421,752
AstraZeneca PLC (United Kingdom)                                    5,525,000       223,996
AstraZeneca PLC                                                     2,000,000        80,302
AstraZeneca PLC (ADR)                                               1,776,266    $   72,418
Sanofi-Synthelabo (France)                                          2,350,000       137,588
Bristol-Myers Squibb Co.                                            4,350,000       118,102
Johnson & Johnson                                                   2,000,000       103,400
Merck & Co., Inc.                                                   1,250,000        75,687
Schering-Plough Corp.                                               3,900,000        72,540
Pfizer Inc (formed by the merger of Pfizer Inc                      1,900,000        64,885
   and Pharmacia Corp.)
Forest Laboratories, Inc. (1)                                         650,000        35,587


MEDIA  -  6.33%
AOL Time Warner Inc. (1)                                           23,815,000       383,183
Viacom Inc., Class B, nonvoting (1)                                 4,900,000       213,934
News Corp. Ltd., preferred (ADR) (Australia)                        7,050,000       176,602
News Corp. Ltd. (ADR)                                                 700,000        21,189
Comcast Corp., Class A (1)                                          3,712,162       112,033
Comcast Corp., Class A, special stock, nonvoting (1)                1,000,000        28,830
Liberty Media Corp., Class A (1)                                    6,800,000        78,608
Dow Jones & Co., Inc.                                               1,800,000        77,454
Adelphia Communications Corp. 6.00% convertible                 $  86,000,000        14,620
  subordinated notes 2006 (2)
Interpublic Group of Companies, Inc. 1.87% convertible          $   8,168,000         7,157
  subordinated notes 2006 (3)
UnitedGlobalCom, Inc., Class A                                        225,035         1,047
  (formerly United Pan-Europe Communications NV) (1)(3)(4)


AEROSPACE & DEFENSE  -  5.14%
Raytheon Co.                                                        7,592,732       249,345
Raytheon Co. - RC Trust I 8.25% convertible preferred 2006    1,180,000 units        67,543
Boeing Co.                                                          6,850,000       235,092
Northrop Grumman Corp.                                              1,150,000        99,233
Northrop Grumman Corp. 7.25% convertible preferred 2004         369,690 units        37,616
General Dynamics Corp.                                              1,500,000       108,750
Honeywell International Inc.                                        1,500,000        40,275
United Technologies Corp.                                             425,000        30,103
Bombardier Inc., Class B (Canada)                                   7,500,000        25,319
Lockheed Martin Corp.                                                 248,200        11,807


INSURANCE  -  4.61%
American International Group, Inc.                                  3,800,000       209,684
Allstate Corp.                                                      4,800,000       171,120
XL Capital Ltd., Class A                                            1,825,000       151,475
Berkshire Hathaway Inc., Class A  (1)                                   1,000        72,500
Chubb Corp. 7.00% convertible preferred 2005                  1,200,000 units        31,260
Chubb Corp.                                                           300,000        18,000
Irish Life & Permanent PLC (Ireland)                                4,425,000    $   47,751
21st Century Insurance Group                                        3,000,000        42,900
Aon Corp.                                                           1,767,400        42,559
St. Paul Companies, Inc.                                              700,000        25,557


COMMERCIAL BANKS  -  4.46%
FleetBoston Financial Corp.                                        12,880,000       382,665
Allied Irish Banks, PLC (Ireland)                                   8,871,485       133,315
Cullen/Frost Bankers, Inc.                                          2,550,000        81,855
KeyCorp                                                             3,100,000        78,337
National Bank of Canada (Canada)                                    1,405,000        38,236
Comerica Inc.                                                         800,000        37,200
St. George Bank Ltd. (Australia)                                    2,400,000        34,769


ELECTRIC UTILITIES  -  4.01%
Dominion Resources, Inc.                                            4,590,000       294,999
Exelon Corp.                                                        3,000,000       179,430
Constellation Energy Group, Inc.                                    2,296,100        78,756
DTE Energy Co.                                                      1,606,900        62,091
American Electric Power Co., Inc.                                   1,902,100        56,740
TXU Corp.                                                           1,167,200        26,204
Entergy Corp.                                                         150,000         7,917


METALS & MINING  -  3.81%
Alcoa Inc.                                                          7,108,700       181,272
BHP Billiton Ltd. (Australia)                                      23,945,030       138,758
Freeport-McMoRan Copper & Gold Inc., Class B                        4,973,100       121,841
Rio Tinto PLC (United Kingdom)                                      6,000,000       113,017
Phelps Dodge Corp.  (1)                                               965,620        37,022
Inco Ltd. (Canada) (1)                                              1,632,300        34,507
Massey Energy Co.                                                   2,011,700        26,454
Arch Coal, Inc. 5.00% convertible preferred (undated)                 200,000        13,337
BHP Steel Ltd. (Australia)                                          2,113,020         5,272


CHEMICALS  -  3.40%
Dow Chemical Co.                                                   12,925,000       400,158
E.I. du Pont de Nemours and Co.                                     3,000,000       124,920
Air Products and Chemicals, Inc.                                    1,200,000        49,920
Lyondell Chemical Co.                                               1,450,000        19,618
Potash Corp. of Saskatchewan Inc. (Canada)                             69,200         4,429


DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.17%
SBC Communications Inc.                                            11,750,000    $  300,212
AT&T Corp.                                                          5,455,000       105,009
Verizon Communications Inc.                                         2,000,000        78,900
Swisscom AG (Switzerland)                                             167,510        47,651
Deutsche Telekom International Finance BV                     Euro 12,000,000        15,233
  6050% convertible notes 2006 (Germany)
Sprint Corp. - FON Group                                              847,300        12,201


INDUSTRIAL CONGLOMERATES  -  3.04%
General Electric Co.                                               12,175,000       349,179
Tyco International Ltd.                                             5,125,000        97,272
3M Co.                                                                500,000        64,490
Siemens AG (Germany)                                                  503,200        24,638


MACHINERY  -  3.01%
Deere & Co.                                                         6,217,000       284,117
Caterpillar Inc.                                                    2,600,000       144,716
Parker Hannifin Corp.                                               2,400,000       100,776


FOOD PRODUCTS  -  2.91%
Unilever NV, New York registered (Netherlands)                      4,100,000       221,400
Nestle SA (Switzerland)                                               475,000        98,096
General Mills, Inc.                                                 1,404,200        66,573
Sara Lee Corp.                                                      3,375,000        63,484
H.J. Heinz Co.                                                      1,700,000        56,066
Kraft Foods Inc., Class A                                             200,000         6,510


PAPER & FOREST PRODUCTS  -  2.63%
International Paper Co.                                             4,775,000       170,611
Weyerhaeuser Co.                                                    2,883,000       155,682
Norske Skogindustrier ASA, Class A (Norway)                         6,566,900        98,042
Bowater Inc.                                                          700,000        26,215
Georgia-Pacific Corp., Georgia-Pacific Group                          698,640        13,239


SPECIALTY RETAIL  -  2.54%
Lowe's Companies, Inc.                                              5,650,000       242,667
Limited Brands, Inc.                                               13,200,000       204,600


MULTI-UTILITIES & UNREGULATED POWER  -  2.26%
Duke Energy Corp.                                                  10,275,000    $  204,986
Questar Corp.                                                       3,000,000       100,410
El Paso Corp.                                                      11,550,000        93,324


TOBACCO  -  2.02%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)          7,825,000       355,568


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.98%
Texas Instruments Inc.                                             11,863,024       208,789
National Semiconductor Corp. (1)                                    1,750,000        34,510
Maxim Integrated Products, Inc.                                     1,000,000        34,190
Linear Technology Corp.                                             1,000,000        32,210
Semtech Corp. 4.50% convertible subordinated notes 2007         $  20,000,000        20,625
Semtech Corp.  (1)                                                    750,000        10,680
ASML Holding NV 5.25% convertible notes 2010 (Netherlands)    Euro  6,000,000         7,026


IT SERVICES  -  1.58%
Automatic Data Processing, Inc.                                     5,075,000       171,840
Sabre Holdings Corp., Class A                                       2,045,304        50,417
Electronic Data Systems Corp.                                       1,400,000        30,030
Electronic Data Systems Corp. 7.625% Feline Prides 2004         279,600 units         6,165
Ceridian Corp. (1)                                                  1,200,000        20,364


CAPITAL MARKETS  -  1.54%
J.P. Morgan Chase & Co.                                             7,950,000       271,731


MULTILINE RETAIL  -  1.51%
Target Corp.                                                        4,890,000       185,038
May Department Stores Co.                                           3,600,000        80,136


ENERGY EQUIPMENT & SERVICES  -  1.48%
Halliburton Co.                                                     6,700,000       154,100
Baker Hughes Inc.                                                   3,200,000       107,424


COMMUNICATIONS EQUIPMENT  -  1.47%
Cisco Systems, Inc. (1)                                             9,300,000    $  155,217
Motorola, Inc.                                                      7,000,000        66,010
Motorola, Inc. 7.00% convertible preferred 2004                 800,000 units        26,080
Corning Inc. (1)                                                    1,520,000        11,233


COMPUTERS & PERIPHERALS  -  1.41%
International Business Machines Corp.                               2,225,000       183,563
Hewlett-Packard Co.                                                 3,000,000        63,900


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.36%
Sanmina Corp. 0% convertible                                    $ 166,000,000        80,510
   subordinated debentures 2020
SCI Systems, Inc. 3.00% convertible                             $  54,500,000        48,096
   subordinated debentures 2007
Agilent Technologies, Inc. (1)                                      3,700,000        72,335
Agilent Technologies, Inc. 3.00%                                $  15,074,000        14,735
   convertible debentures 2021 (5)
Agilent Technologies, Inc. 3.00%                                $  10,370,000        10,137
   convertible debentures 2021 (3),(5)
Solectron Corp. 7.25% Aces                                    1,200,000 units        14,088
   convertible preferred 2004
DDi Corp. 5.25% convertible                                     $  10,000,000           500
   subordinated notes 2008 (2)


BEVERAGES  -  1.34%
Anheuser-Busch Companies, Inc.                                      1,700,000        86,785
PepsiCo, Inc.                                                       1,800,000        80,100
Coca-Cola Co.                                                       1,500,000        69,615


ROAD & RAIL  -  1.26%
Union Pacific Corp.                                                 1,500,000        87,030
Canadian Pacific Railway Ltd. (Canada)                              3,300,000        74,580
Burlington Northern Santa Fe Corp.                                  2,110,000        60,008


ELECTRICAL EQUIPMENT  -  0.93%
Emerson Electric Co.                                                3,200,000       163,520


SOFTWARE  -  0.91%
Microsoft Corp.                                                     6,240,000       159,806


HOUSEHOLD PRODUCTS  -  0.79%
Colgate-Palmolive Co.                                               2,409,400       139,625


THRIFTS & MORTGAGE FINANCE  -  0.77%
Fannie Mae                                                          2,017,800       136,080


FOOD & STAPLES RETAILING  -  0.68%
Walgreen Co.                                                        3,750,000       112,875
SYSCO Corp.                                                           200,000         6,008


CONTAINERS & PACKAGING  -  0.67%
Temple-Inland Inc. (6)                                              2,750,000       118,003


GAS UTILITIES  -  0.62%
KeySpan Corp.                                                       1,584,000        56,153
NiSource Inc.                                                       2,800,000        53,200


AUTOMOBILES  -  0.47%
General Motors Corp.                                                2,300,000        82,800


REAL ESTATE  -  0.45%
Equity Residential                                                  2,850,000        73,958
Plum Creek Timber Co., Inc.                                           205,500         5,333


AUTO COMPONENTS  -  0.38%
Magna International Inc., Class A (Canada)                          1,000,000        67,270


HEALTH CARE PROVIDERS & SERVICES  -  0.38%
CIGNA Corp.                                                           725,000        34,032
HCA Inc.                                                            1,000,000        32,040


AIRLINES  -  0.37%
Continental Airlines, Inc., Class B (1)                             2,675,000        40,045
Southwest Airlines Co.                                              1,500,000        25,800


OTHER  -  0.44%
Amgen Inc. (1)                                                        500,000        33,220
Allied Waste Industries, Inc., Series C,                              360,000        21,132
  6.25% convertible preferred 2006
Sprint Corp. 7.125% convertible preferred 2004                1,525,000 units        12,124
Avon Products, Inc.                                                   170,000        10,574


Miscellaneous  -  1.58%
Other equity securities in initial period of acquisition                         $  278,576



TOTAL EQUITY SECURITIES (cost: $16,724,291,000)                                  16,686,585



Bonds & notes                                                       Principal
                                                                       amount
                                                                        (000)

AIRLINES  -  0.87%
Northwest Airlines, Inc.:
 8.875% 2006                                                    $      49,185        39,102
 7.625% 2005                                                           37,860        32,181
 8.52% 2004                                                            24,540        23,068
 7.875% 2008                                                           16,566        12,673
 9.875% 2007                                                           15,335        12,191
Continental Airlines, Inc. 8.00% 2005                                  28,600        25,740
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016 (7)                 11,500         8,822


MEDIA  -  0.54%
United Pan-Europe Communications NV: (2)
 10.875% 2009                                                         119,615        26,315
 11.50% 2010                                                           30,575         6,727
 Series B, 11.25% 2010                                                 30,175         6,639
 0%/13.75% 2010 (8)                                                    33,950         4,838
 Series B, 11.25% 2009                                                 15,250         3,279
Charter Communications Holdings, LLC 8.25% 2007                        50,000        38,750
Time Warner Inc. 10.15% 2012                                            6,000         8,224


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.17%
Comcast UK Cable Partners Ltd. 11.20% 2007                             19,570        19,203
AT&T Corp. 6.50% 2006 (3)                                     Euro      8,950        10,942


TOTAL BONDS & notes (cost: $381,100,000)                                            278,694


Short-term securities                                               Principal        Market
                                                                       amount         value
                                                                        (000)         (000)
CORPORATE SHORT-TERM NOTES  -  2.02%
Triple-A One Funding Corp. 1.05%-1.35%                          $      88,000    $   87,973
   due 7/1-7/25/2003 (3)
Verizon Network Funding Corp. 0.98%-1.21%                              71,000        70,912
   due 7/14-8/26/2003
Pfizer Inc 0.91%-0.96% due 8/4-8/12/2003 (3)                           61,000        60,941
E.I. DuPont de Nemours & Co. 1.00%-1.10%                               52,000        51,950
   due 7/18-8/14/2003
Edison Asset Securitization LLC 1.22%                                  35,000        34,974
   due 7/22/2003 (3)
Corporate Asset Funding Co. Inc. 1.22%                                 25,000        24,997
   due 7/3/2003 (3)
Merck & Co. Inc. 1.02%-1.21% due 7/10-7/11/2003                        24,697        24,689


FEDERAL AGENCY DISCOUNT NOTES  -  1.45%
Fannie Mae 0.94%-1.20% due 7/7-9/19/2003                              183,973       183,748
Freddie Mac 1.13%-1.155% due 9/3-9/15/2003                             39,300        39,223
Federal Home Loan Bank 1.15%-1.19%                                     31,387        31,377
   due 7/2-7/25/2003

TOTAL SHORT-TERM SECURITIES (cost: $610,766,000)                                    610,784


TOTAL INVESTMENT SECURITIES (cost: $17,716,157,000)                              17,576,063
OTHER ASSETS LESS LIABILITIES                                                        40,458

NET ASSETS                                                                      $17,616,521


(1) Security did not produce income during the last 12 months.
(2) Company not making scheduled interest payments; bankruptcy proceedings pending.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Coupon rate may change periodically.
(6) The fund owns 5.09% of the outstanding voting securities of Temple-Inland Inc., and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(7) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(8) Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE DECEMBER 31, 2002:

Allied Waste Industries                        HCA
Amgen                                          Inco
Arch Coal                                      Irish Life & Permanent
ASML Holding                                   Kraft Foods
Avon Products                                  Linear Technology
Burlington Resources                           Lyondell Chemical
ChevronTexaco                                  Magna International
CIGNA                                          National Bank of Canada
Comerica                                       NiSource
Deutsche Telekom                               Potash Corp. of Saskatchewan
Emerson Electric                               St. George Bank
Freeport-McMoRan Copper & Gold                 St. Paul Companies
General Dynamics                               SYSCO


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE DECEMBER 31, 2002:

Albertson's                                    Jabil Circuit
AMP                                            Kellogg
Applera                                        Marsh & McLennan Companies
Archer Daniels Midland                         Monsanto
BANK ONE                                       National City
Cypress Semiconductor                          NTL
Dell Computer                                  PNC Financial Services Group
Delta Air Lines                                Qwest Trends Trust
EnCana                                         Statoil
ENI SpA                                        Sumitomo Mitsui Financial Group
FedEx                                          Sun Microsystems
Ford Motor                                     Telefonos de Mexico
FPL Group                                      Unibail
Genentech                                      Williams Companies
Gillette                                       Wyeth
Household International                        Xcel Energy



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                  UNAUDITED

at June 30, 2003     (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $17,595,792)        $17,458,060
  Affiliated issuers (cost: $120,365)                 118,003      $17,576,063
 Cash                                                                       69
 Receivables for:
  Sales of investments                                 82,638
  Sales of fund's shares                               19,851
  Dividends and interest                               46,000          148,489
                                                                    17,724,621
LIABILITIES:
 Payables for:
  Purchases of investments                             75,611
  Repurchases of fund's shares                         21,954
  Investment advisory services                          4,021
  Services provided by affiliates                       5,459
  Deferred Directors' compensation                        956
  Other fees and expenses                                  99          108,100
NET ASSETS AT JUNE 30, 2003                                        $17,616,521

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                        $19,192,809
 Undistributed net investment income                                    33,521
 Accumulated net realized loss                                      (1,470,006)
 Net unrealized depreciation                                          (139,803)
NET ASSETS AT JUNE 30, 2003                                        $17,616,521

TOTAL AUTHORIZED CAPITAL STOCK - 1,000,000 SHARES, $1.00 PAR VALUE


                NET ASSETS               SHARES          NET ASSET
                                      OUTSTANDING      VALUE PER SHARE (1)

Class A        $16,146,187              669,739          $24.11
Class B            681,161               28,303           24.07
Class C            310,102               12,894           24.05
Class F            240,746                9,989           24.10
Class 529-A         57,308                2,378           24.10
Class 529-B         12,020                  499           24.10
Class 529-C         17,095                  709           24.10
Class 529-E          2,811                  117           24.09
Class 529-F            465                   19           24.09
Class R-1              721                   30           24.06
Class R-2           23,172                  963           24.05
Class R-3           38,716                1,607           24.09
Class R-4           25,237                1,048           24.09
Class R-5           60,780                2,520           24.12

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $25.58 and $25.57, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                               UNAUDITED
for the six months ended June 30, 2003                   (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of
    $6,991,  also includes $1,615 from affiliates)     $213,296
  Interest                                               40,391       $253,687

 Fees and expenses:
  Investment advisory services                           22,372
  Distribution services                                  22,853
  Transfer agent services                                10,199
  Administrative services                                   722
  Reports to shareholders                                   263
  Registration statement and prospectus                     219
  Postage, stationery and supplies                        1,304
  Directors' compensation                                   138
  Auditing and legal                                         58
  Custodian                                                 457
  State and local taxes                                       1
  Other                                                     104
  Total expenses before reimbursement                    58,690
   Reimbursement of expenses                                 54         58,636
 Net investment income                                                 195,051

NET REALIZED LOSS AND UNREALIZED APPRECIATION ON
  INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized (loss) gain on:
  Investments                                          (654,613)
  Non-U.S. currency transactions                            510       (654,103)
 Net unrealized appreciation on:
  Investments                                         1,960,329
  Non-U.S. currency translations                             52      1,960,381
   Net realized loss and unrealized appreciation
     on investments and non-U.S. currency                             1,306,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,501,329


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS
                                                         (dollars in thousands)

                                                     Six months     Year ended
                                                  ended June 30,    December 31,
                                                         2003*          2002
OPERATIONS:
 Net investment income                                 $195,051      $306,427
 Net realized loss on investments and
  non-U.S. currency transactions                       (654,103)     (425,234)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations   1,960,381    (3,522,999)
  Net increase (decrease) in net assets
    resulting from operations                         1,501,329    (3,641,806)

DIVIDENDS PAID TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME                          (142,354)     (362,738)

CAPITAL SHARE TRANSACTIONS                             (168,466)       90,287

TOTAL INCREASE (DECREASE) IN NET ASSETS               1,190,509    (3,914,257)

NET ASSETS:
 Beginning of period                                 16,426,012    20,340,269
 End of period (including undistributed
   (distributions in excess of) net investment
   income: $33,521 and $(19,176), respectively)     $17,616,521   $16,426,012

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
  Share class             Initial sales         Contingent deferred sales
                            charge              charge upon redemption            Conversion feature
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for certain       None
                                                redemptions within one year of
                                                purchase without an initial
                                                sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B       None                Declines from 5% to zero for      Classes B and 529-B
                                                redemptions within six years      convert to classes A
                                                of purchase                       and 529-A respectively,
                                                                                  after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class C                   None                1% for redemptions within         Class C converts to
                                                one year of purchase              Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-C               None                1% for redemptions within         None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class 529-E               None                None                              None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F       None                None                              None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,      None                None                              None
    R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; scheduled interest payments not received; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2003, the cost of investment securities for federal income tax purposes was $17,731,119,000.

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                       (dollars in thousands)

Undistributed net investment income and currency gains           $   45,549
Accumulated short-term capital losses                              (850,190)
Accumulated long-term capital losses                               (605,365)
Gross unrealized appreciation on investment securities            1,725,754
Gross unrealized depreciation on investment securities           (1,880,810)

Accumulated short-term capital losses above include capital loss carryforwards of $95,779,000 and $577,387,000 expiring in 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):



                                 DISTRIBUTIONS FROM ORDINARY INCOME
                                                                               DISTRIBUTIONS          TOTAL
                               NET INVESTMENT INCOME       SHORT-TERM         FROM LONG-TERM      DISTRIBUTIONS
SHARE CLASS(1)                  AND CURRENCY GAINS       CAPITAL GAINS         CAPITAL GAINS          PAID

SIX MONTHS ENDED JUNE 30, 2003
Class A                            $ 134,380                    -                   -              $ 134,380
Class B                                3,212                    -                   -                  3,212
Class C                                1,364                    -                   -                  1,364
Class F                                1,865                    -                   -                  1,865
Class 529-A                              427                    -                   -                    427
Class 529-B                               44                    -                   -                     44
Class 529-C                               63                    -                   -                     63
Class 529-E                               15                    -                   -                     15
Class 529-F                                2                    -                   -                      2
Class R-1                                  2                    -                   -                      2
Class R-2                                 84                    -                   -                     84
Class R-3                                190                    -                   -                    190
Class R-4                                137                    -                   -                    137
Class R-5                                569                    -                   -                    569
Total                              $ 142,354                    -                   -              $ 142,354

YEAR ENDED DECEMBER 31, 2002
Class A                            $ 345,886                    -                   -              $ 345,886
Class B                                8,215                    -                   -                  8,215
Class C                                3,168                    -                   -                  3,168
Class F                                3,838                    -                   -                  3,838
Class 529-A                              482                    -                   -                    482
Class 529-B                               64                    -                   -                     64
Class 529-C                               90                    -                   -                     90
Class 529-E                               15                    -                   -                     15
Class 529-F                                2                    -                   -                      2
Class R-1                                  1                    -                   -                      1
Class R-2                                 49                    -                   -                     49
Class R-3                                 78                    -                   -                     78
Class R-4                                 43                    -                   -                     43
Class R-5                                807                    -                   -                    807
Total                              $ 362,738                    -                   -              $ 362,738


(1) Class 529-A,  529-B,  529-C,  529-E and 529-F shares were offered  beginning
    February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4.      FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.246% on such assets in excess of $27 billion. For the six months ended June 30, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.277% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         -----------------------------------------------------------------------
         SHARE CLASS                   CURRENTLY APPROVED LIMITS     PLAN LIMITS
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class A                                  0.25%                 0.25%
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class 529-A                              0.25                  0.50
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes B and 529-B                      1.00                  1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes C, 529-C and R-1                 1.00                  1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Class R-2                                0.75                  1.00
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes 529-E and R-3                    0.50                  0.75
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Classes F, 529-F and R-4                 0.25                  0.50
         -----------------------------------------------------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2 and R-3, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended June 30, 2003, were as follows (dollars in thousands):


---------------------------------------------------------------------------------------------------------------
                                                                  ADMINISTRATIVE SERVICES

                                                  -------------------------------------------------------------
                                                                                            COMMONWEALTH OF
                    DISTRIBUTION    TRANSFER AGENT        CRMC           TRANSFER AGENT        VIRGINIA
     SHARE           SERVICES         SERVICES       ADMINISTRATIVE         SERVICES        ADMINISTRATIVE
     CLASS                                              SERVICES                               SERVICES
---------------------------------------------------------------------------------------------------------------
    Class A         $17,861           $9,716        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           3,089             483         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           1,364           Included           $205               $  76            Not applicable
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            263             Included           158                  20            Not applicable
                                          in
                                    administrative
                                       services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          17             Included             35                   5                  $23
                                         in
                                    administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          48             Included              7                   3                    5
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          68             Included             10                   4                    7
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           5             Included              2                   -*                   1
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          -*             Included              -*                  -*                  -*
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1            2             Included              -*                  1            Not applicable
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           55             Included             11                  65            Not applicable
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           63             Included             19                  24            Not applicable
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           18             Included             11                   2            Not applicable
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable       Included             27                   1            Not applicable
                                         in
                                   administrative
                                      services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $22,853          $10,199             $485                $201                 $36
----------------===============================================================================================

* Amount less than one thousand


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.      CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                       REINVESTMENTS OF DIVIDENDS                             NET (DECREASE)
                                       SALES(2)            AND DISTRIBUTIONS       REPURCHASES(2)               INCREASE
SHARE CLASS (1)                   AMOUNT      SHARES     AMOUNT     SHARES         AMOUNT     SHARES        AMOUNT      SHARES

SIX MONTHS ENDED JUNE 30, 2003
Class A                         $ 827,114     37,105   $ 126,632     5,733   $ (1,255,306)   (57,057)    $ (301,560)   (14,219)
Class B                            53,082      2,389       3,102       141        (45,294)    (2,070)        10,890        460
Class C                            43,943      1,973       1,311        59        (24,234)    (1,115)        21,020        917
Class F                            48,999      2,194       1,630        74        (30,868)    (1,399)        19,761        869
Class 529-A                        14,182        637         427        19           (827)       (37)        13,782        619
Class 529-B                         3,168        142          43         2           (143)        (6)         3,068        138
Class 529-C                         4,876        219          63         3           (310)       (14)         4,629        208
Class 529-E                           971         43          15         1            (10)        -*            976         44
Class 529-F                           226         10           3        -*            (25)        (1)           204          9
Class R-1                             555         25           2        -*            (62)        (3)           495         22
Class R-2                          18,511        836          84         4         (4,314)      (195)        14,281        645
Class R-3                          33,290      1,506         190         9         (8,788)      (403)        24,692      1,112
Class R-4                          17,996        798         137         6         (1,656)       (75)        16,477        729
Class R-5                           3,740        164         456        21         (1,377)       (61)         2,819        124
Total net increase
   (decrease)                 $ 1,070,653     48,041   $ 134,095     6,072   $ (1,373,214)   (62,436)    $ (168,466)    (8,323)

YEAR ENDED DECEMBER 31, 2002
Class A                       $ 2,510,082     99,589   $ 325,159    13,445   $ (3,217,263)  (133,389)    $ (382,022)   (20,355)
Class B                           196,132      7,724       7,923       335        (96,136)    (4,053)       107,919      4,006
Class C                           161,418      6,407       3,050       130        (46,109)    (1,969)       118,359      4,568
Class F                           135,377      5,446       3,355       141        (48,639)    (2,052)        90,093      3,535
Class 529-A                        44,610      1,774         482        21           (818)       (36)        44,274      1,759
Class 529-B                         9,031        362          64         3            (81)        (4)         9,014        361
Class 529-C                        12,734        508          90         4           (247)       (11)        12,577        501
Class 529-E                         1,753         72          15         1             (5)        -*          1,763         73
Class 529-F                           227         10           2        -*             -*         -*            229         10
Class R-1                             179          8           1        -*             (2)        -*            178          8
Class R-2                           8,884        402          49         2         (1,911)       (86)         7,022        318
Class R-3                          14,900        674          78         3         (4,035)      (182)        10,943        495
Class R-4                           7,251        326          43         2           (188)        (9)         7,106        319
Class R-5                          69,699      2,695         607        27         (7,474)      (326)        62,832      2,396
Total net increase
   (decrease)                 $ 3,172,277    125,997   $ 340,918    14,114   $ (3,422,908)  (142,117)      $ 90,287     (2,006)


*   Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
    February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6.      RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2003, the total value of restricted securities was $238,168,000, which represents 1.35% of the net assets of the fund.

7.      INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,771,544,000 and $2,935,807,000, respectively, during the six months ended June 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2003, the custodian fee of $457,000 includes $6,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                           INCOME (LOSS) FROM INVESTMENT OPERATIONS (3)
                                                                            NET
                                              NET ASSET                  GAINS(LOSSES)
                                               VALUE,         NET       ON SECURITIES          TOTAL FROM
                                             BEGINNING     INVESTMENT   (BOTH REALIZED         INVESTMENT
                                              OF PERIOD     INCOME      AND UNREALIZED)        OPERATIONS
CLASS A:
Six months ended 6/30/2003 (2)                 $22.23       $.27            $1.81                 $2.08
  Year ended 12/31/2002                         27.45        .42            (5.14)                (4.72)
  Year ended 12/31/2001                         31.16        .40            (3.34)                (2.94)
  Year ended 12/31/2000                         32.59        .42              .90                  1.32
  Year ended 12/31/1999                         28.92        .41             6.45                  6.86
  Year ended 12/31/1998                         27.40        .42             4.09                  4.51
CLASS B:
Six months ended 6/30/2003 (2)                  22.19        .19             1.80                  1.99
  Year ended 12/31/2002                         27.40        .23            (5.14)                (4.91)
  Year ended 12/31/2001                         31.12        .18            (3.34)                (3.16)
  Period from 3/15/2000 to 12/31/2000           31.93        .15             1.02                  1.17
CLASS C:
Six months ended 6/30/2003 (2)                  22.17        .18             1.81                  1.99
  Year ended 12/31/2002                         27.39        .21            (5.14)                (4.93)
  Period from 3/15/2001 to 12/31/2001           28.52        .11            (1.13)                (1.02)
CLASS F:
Six months ended 6/30/2003 (2)                  22.22        .27             1.81                  2.08
  Year ended 12/31/2002                         27.44        .40            (5.14)                (4.74)
  Period from 3/15/2001 to 12/31/2001           28.56        .28            (1.12)                 (.84)
CLASS 529-A:
Six months ended 6/30/2003 (2)                  22.22        .28             1.80                  2.08
  Period from 2/15/2002 to 12/31/2002           26.71        .33            (4.34)                (4.01)
CLASS 529-B:
Six months ended 6/30/2003 (2)                  22.22        .17             1.81                  1.98
  Period from 2/19/2002 to 12/31/2002           26.27        .16            (3.91)                (3.75)
CLASS 529-C:
Six months ended 6/30/2003 (2)                  22.22        .17             1.81                  1.98
  Period from 2/15/2002 to 12/31/2002           26.71        .16            (4.34)                (4.18)
CLASS 529-E:
Six months ended 6/30/2003 (2)                  22.21        .23             1.80                  2.03
  Period from 3/7/2002 to 12/31/2002            28.13        .26            (5.85)                (5.59)
CLASS 529-F:
Six months ended 6/30/2003 (2)                  22.22        .26             1.80                  2.06
  Period from 9/23/2002 to 12/31/2002           21.22        .12             1.08                  1.20
CLASS R-1:
Six months ended 6/30/2003 (2)                  22.19        .19             1.80                  1.99
  Period from 6/19/2002 to 12/31/2002           26.04        .13            (3.75)                (3.62)
CLASS R-2:
Six months ended 6/30/2003 (2)                  22.18        .19             1.80                  1.99
  Period from 5/21/2002 to 12/31/2002           27.39        .14            (5.13)                (4.99)
CLASS R-3:
Six months ended 6/30/2003 (2)                  22.21        .24             1.80                  2.04
  Period from 6/4/2002 to 12/31/2002            26.66        .18            (4.38)                (4.20)
CLASS R-4:
Six months ended 6/30/2003 (2)                  22.21        .28             1.80                  2.08
  Period from 7/25/2002 to 12/31/2002           21.75        .22              .55                   .77
CLASS R-5:
Six months ended 6/30/2003 (2)                  22.23        .30             1.82                  2.12
  Period from 5/15/2002 to 12/31/2002           27.62        .28            (5.34)                (5.06)

                                              DIVIDENDS AND DISTRIBUTIONS
                                         DIVIDENDS   DISTRIBUTIONS      TOTAL
                                         (FROM NET      (FROM         DIVIDENDS
                                         INVESTMENT     CAPITAL          AND
                                          INCOME)       GAINS)     DISTRIBUTIONS
CLASS A:
Six months ended 6/30/2003 (2)             $(.20)         $-           $(.20)
  Year ended 12/31/2002                     (.50)          -            (.50)
  Year ended 12/31/2001                     (.40)        (.37)          (.77)
  Year ended 12/31/2000                     (.40)       (2.35)         (2.75)
  Year ended 12/31/1999                     (.40)       (2.79)         (3.19)
  Year ended 12/31/1998                     (.40)       (2.59)         (2.99)
CLASS B:
Six months ended 6/30/2003 (2)              (.11)          -            (.11)
  Year ended 12/31/2002                     (.30)          -            (.30)
  Year ended 12/31/2001                     (.19)        (.37)          (.56)
  Period from 3/15/2000 to 12/31/2000       (.13)       (1.85)         (1.98)
CLASS C:
Six months ended 6/30/2003 (2)              (.11)          -            (.11)
  Year ended 12/31/2002                     (.29)          -            (.29)
  Period from 3/15/2001 to 12/31/2001       (.11)          -            (.11)
CLASS F:
Six months ended 6/30/2003 (2)              (.20)          -            (.20)
  Year ended 12/31/2002                     (.48)          -            (.48)
  Period from 3/15/2001 to 12/31/2001       (.28)          -            (.28)
CLASS 529-A:
Six months ended 6/30/2003 (2)              (.20)          -            (.20)
  Period from 2/15/2002 to 12/31/2002       (.48)          -            (.48)
CLASS 529-B:
Six months ended 6/30/2003 (2)              (.10)          -            (.10)
  Period from 2/19/2002 to 12/31/2002       (.30)          -            (.30)
CLASS 529-C:
Six months ended 6/30/2003 (2)              (.10)          -            (.10)
  Period from 2/15/2002 to 12/31/2002       (.31)          -            (.31)
CLASS 529-E:
Six months ended 6/30/2003 (2)              (.15)          -            (.15)
  Period from 3/7/2002 to 12/31/2002        (.33)          -            (.33)
CLASS 529-F:
Six months ended 6/30/2003 (2)              (.19)          -            (.19)
  Period from 9/23/2002 to 12/31/2002       (.20)          -            (.20)
CLASS R-1:
Six months ended 6/30/2003 (2)              (.12)          -            (.12)
  Period from 6/19/2002 to 12/31/2002       (.23)          -            (.23)
CLASS R-2:
Six months ended 6/30/2003 (2)              (.12)          -            (.12)
  Period from 5/21/2002 to 12/31/2002       (.22)          -            (.22)
CLASS R-3:
Six months ended 6/30/2003 (2)              (.16)          -            (.16)
  Period from 6/4/2002 to 12/31/2002        (.25)          -            (.25)
CLASS R-4:
Six months ended 6/30/2003 (2)              (.20)          -            (.20)
  Period from 7/25/2002 to 12/31/2002       (.31)          -            (.31)
CLASS R-5:
Six months ended 6/30/2003 (2)              (.23)          -            (.23)
  Period from 5/15/2002 to 12/31/2002       (.33)          -            (.33)


                                                                                              RATIO OF         RATIO OF
                                        NET ASSET                         NET ASSETS,         EXPENSES         NET INCOME
                                        VALUE, END          TOTAL        END OF PERIOD        TO AVERAGE       TO AVERAGE
                                        OF PERIOD         RETURN(4)      (IN MILLIONS)        NET ASSETS       NET ASSETS
CLASS A:
Six months ended 6/30/2003 (2)           $24.11            9.44%            $16,146              .68% (6)          2.46% (6)
  Year ended 12/31/2002                   22.23          (17.34)             15,201              .67               1.68
  Year ended 12/31/2001                   27.45           (9.55)             19,331              .65               1.41
  Year ended 12/31/2000                   31.16            4.27              19,872              .64               1.28
  Year ended 12/31/1999                   32.59           24.58              16,603              .63               1.33
  Year ended 12/31/1998                   28.92           16.72              12,713              .63               1.47
CLASS B:
Six months ended 6/30/2003 (2)            24.07            9.04                 681             1.46  (6)          1.67  (6)
  Year ended 12/31/2002                   22.19          (17.97)                618             1.45                .91
  Year ended 12/31/2001                   27.40          (10.24)                653             1.42                .64
  Period from 3/15/2000 to 12/31/2000     31.12            3.73                 299             1.39  (6)           .53  (6)
CLASS C:
Six months ended 6/30/2003 (2)            24.05            9.03                 310             1.51  (6)          1.63  (6)
  Year ended 12/31/2002                   22.17          (18.06)                266             1.50                .86
  Period from 3/15/2001 to 12/31/2001     27.39           (3.60)                203             1.55  (6)           .49  (6)
CLASS F:
Six months ended 6/30/2003 (2)            24.10            9.43                 241              .72  (6)          2.43  (6)
  Year ended 12/31/2002                   22.22          (17.38)                203              .72               1.65
  Period from 3/15/2001 to 12/31/2001     27.44           (2.97)                153              .74  (6)          1.31  (6)
CLASS 529-A:
Six months ended 6/30/2003 (2)            24.10            9.46                  57              .65  (6)          2.51  (6)
  Period from 2/15/2002 to 12/31/2002     22.22          (15.16)                 39              .76  (6)          1.64  (6)
CLASS 529-B:
Six months ended 6/30/2003 (2)            24.10            8.96                  12             1.63  (6)          1.53  (6)
  Period from 2/19/2002 to 12/31/2002     22.22          (14.35)                  8             1.62  (6)           .77  (6)
CLASS 529-C:
Six months ended 6/30/2003 (2)            24.10            8.96                  17             1.61  (6)          1.55  (6)
  Period from 2/15/2002 to 12/31/2002     22.22          (15.74)                 11             1.60  (6)           .79  (6)
CLASS 529-E:
Six months ended 6/30/2003 (2)            24.09            9.20                   3             1.11  (6)          2.06  (6)
  Period from 3/7/2002 to 12/31/2002      22.21          (19.92)                  2             1.07  (6)          1.35  (6)
CLASS 529-F:
Six months ended 6/30/2003 (2)            24.09            9.34                   - (5)          .83  (6)          2.34  (6)
  Period from 9/23/2002 to 12/31/2002     22.22            5.65                   - (5)          .22                .51
CLASS R-1:
Six months ended 6/30/2003 (2)            24.06            8.99                   1             1.50  (6,7)        1.66  (6)
  Period from 6/19/2002 to 12/31/2002     22.19          (13.91)                  - (5)         1.50  (6,7)        1.11  (6)
CLASS R-2:
Six months ended 6/30/2003 (2)            24.05            9.04                  23             1.46  (6,7)        1.74  (6)
  Period from 5/21/2002 to 12/31/2002     22.18          (18.22)                  7             1.46  (6,7)        1.05  (6)
CLASS R-3:
Six months ended 6/30/2003 (2)            24.09            9.26                  39             1.08  (6,7)        2.14  (6)
  Period from 6/4/2002 to 12/31/2002      22.21          (15.75)                 11             1.08  (6,7)        1.41  (6)
CLASS R-4:
Six months ended 6/30/2003 (2)            24.09            9.45                  25              .72  (6)          2.52  (6)
  Period from 7/25/2002 to 12/31/2002     22.21            3.51                   7              .32  (7)           .96
CLASS R-5:
Six months ended 6/30/2003 (2)            24.12            9.63                  61              .40  (6)          2.75  (6)
  Period from 5/15/2002 to 12/31/2002     22.23          (18.34)                 53              .40  (6)          1.91  (6)


                                            SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31
                                            JUNE 30, 2003 (2)         2002         2001         2000         1999        1998
Portfolio turnover rate
  for all classes of shares                       18%                  38%         29%           43%          46%         53%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Annualized.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.05%, 2.08% and 1.14% for classes R-1, R-2, and R-3, respectively, during the six months ended June 30, 2003, and 4.20%, 1.64%, 1.13% and .34% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended December 31, 2002.


OTHER SHARE CLASS RESULTS                                         unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended June 30, 2003:
                                                            1 YEAR   LIFE OF
                                                                      CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
   (CDSC), maximum of 5%, payable only if shares are sold
   within six years of purchase                             -8.89%   -6.19% (1)
Not reflecting CDSC                                         -4.16%   -5.41% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
   are sold within one year of purchase                     -5.18%   -6.31% (2)
Not reflecting CDSC                                         -4.24%   -6.31% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by
   sponsoring firm                                          -3.48%   -5.55% (2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                       -9.04%   -9.27% (4)
Not reflecting maximum sales charge                         -3.49%   -5.26% (4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
   if shares are sold within six years of purchase          -9.03%   -7.73% (5)
Not reflecting CDSC                                         -4.31%   -4.96% (5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
   are sold within one year of purchase                     -5.24%   -6.05% (4)
Not reflecting CDSC                                         -4.30%   -6.05% (4)

CLASS 529-E SHARES (3)                                      -3.86%   -9.70% (6)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by
   sponsoring firm                                            --    +15.51% (7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-C shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Cumulative total return from September 23, 2002, when Class 529-F shares were first sold.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Fundamental Investors. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Fundamental Investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo] American Funds(R)

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
FUNDAMENTAL INVESTORSSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. FI-013-0803

Litho in USA KBD/CG/8083

Printed on recycled paper





ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant s last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



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ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By  /s/ James F. Rothenberg
James F. Rothenberg, Chairman and PEO

Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James F. Rothenberg,
       James F. Rothenberg, Chairman and PEO

Date: September 5, 2003


By /s/ Sheryl F. Johnson
        Sheryl F. Johnson, Treasurer

Date: September 5, 2003




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